Business combination - Net assets acquired and purchase consideration - View Foundation (Details) - CNY (¥)		12 Months Ended
	Aug. 30, 2019	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Recognized amounts of identifiable assets acquired and liabilities assumed:
Financial assets at fair value through profit or loss		¥ 2,071,653,000		¥ 1,487,871,000
Contract liabilities		(173,262,000)		(156,230,000)
Payroll and welfare payables		(515,067,000)		¥ (625,330,000)
Outflow of cash to acquire subsidiary, net of cash acquired
Net cash outflow for acquisition of subsidiary:		¥ 11,060,000	¥ 270,791,000
View Foundation
Disclosure of detailed information about business combination
Total purchase consideration (Note)	¥ 276,700,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Property and equipment	10,564,000
Intangible assets	120,189,000
Inventories	895,000
Prepayments and other receivables	43,614,000
Trade receivables	10,421,000
Financial assets at fair value through profit or loss	34,020,000
Cash and cash equivalents	14,644,000
Deferred tax liabilities	(16,961,000)
Trade and other payables	(14,128,000)
Contract liabilities	(56,038,000)
Payroll and welfare payables	(2,302,000)
Total identifiable net assets	144,918,000
Non-controlling interest	(1,580,000)
Goodwill	133,362,000
Net assets acquired	276,700,000
Outflow of cash to acquire subsidiary, net of cash acquired
Total Cash consideration	276,700,000
Less: Unpaid cash consideration	(48,000,000)
Cash and cash equivalent acquired	(14,644,000)
Net cash outflow for acquisition of subsidiary:	¥ 214,056,000